RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Related Party Agreements and Transactions in the Consolidated Statements of Income
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2025	2024	2023
Revenues
Power purchase and revenue agreements	$31	$68	$10

Other income
Interest income	$88	$42	$29
Distribution income	—	3	7
	$88	$45	$36

Direct operating costs
Energy purchases	$(31)	$(27)	$(19)
Energy marketing fee & other services	(25)	(2)	(2)
	$(56)	$(29)	$(21)

Interest expense
Borrowings and distributions(1)	$(469)	$(462)	$(140)

Other
Other related party services (expense) income	$(8)	$(5)	$3
Financial instrument gain	—	2	9
	$(8)	$(3)	$12

Management service costs	$(110)	$(106)	$(88)
(1)Includes distributions on BEPC exchangeable shares, class A.2 exchangeable shares and BRHC class C shares of $15 million, $52 million and $282 million, respectively. (2024: $14 million, $49 million and $293 million, respectively. 2023: $60 million, nil and nil, respectively).

Schedule of Related Party Agreements and Transactions on the Consolidated Statements of Financial Position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2025	2024
Current assets
Due from related parties
Amounts due from	Brookfield	$16	$30
	The partnership	1,590	1,363
	Equity-accounted investments and other	19	11
		$1,625	$1,404

Non-current assets
Due from related parties
Amounts due from	The partnership	$—	$9

Current liabilities
Due to related parties
Amounts due to	Brookfield	$67	$34
	The partnership	903	480
	Brookfield Wealth Solutions and associates	24	24
	Equity-accounted investments and other	17	6
		$1,011	$544

Non-current liabilities
Due to related parties
Amounts due to	Brookfield	$9	$53
	The partnership	42	452
	Brookfield Wealth Solutions and associates	434	34
	Equity-accounted investments and other	—	2
		$485	$541

Non-recourse borrowings	Brookfield Wealth Solution and associates	$—	$13